Insurance and reinsurance - Summary of Insurance Contracts by Measurement Components Using the GMM or VFA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	$ 681	$ 487
Balance at beginning of period, Insurance contract liabilities	19,026	18,226
Balance at beginning of period, Net insurance contract liabilities	(18,345)	(17,739)
Insurance finance income (expense)	(3,131)	(421)
Cash flows:
Premiums received	(5,940)	(5,739)
Claims and other insurance service expenses paid	4,388	4,196
Insurance acquisition cash flows and other	417	378
Total cash flows	(1,135)	(1,165)
Other movements	125	59
Balance at end of period, Insurance contract assets	588	681
Balance at end of period, Insurance contract liabilities	22,231	19,026
Balance at end of period, Net insurance contract liabilities	(21,643)	(18,345)
Insurance contracts measured using GMM and VFA [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	482	434
Balance at beginning of period, Insurance contract liabilities	(18,033)	(17,484)
Balance at beginning of period, Net insurance contract liabilities	(17,551)	(17,050)
Insurance service result	222	339
Insurance finance income (expense)	(2,956)	(240)
Cash flows:
Premiums received	(4,443)	(4,128)
Claims and other insurance service expenses paid	3,487	3,084
Insurance acquisition cash flows and other	373	367
Total cash flows	(583)	(677)
Other movements	72	77
Balance at end of period, Insurance contract assets	537	482
Balance at end of period, Insurance contract liabilities	(21,333)	(18,033)
Balance at end of period, Net insurance contract liabilities	(20,796)	(17,551)
Insurance contracts measured using GMM and VFA [member] | Estimates of present value of future cash flow [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	1,591	1,370
Balance at beginning of period, Insurance contract liabilities	(14,079)	(13,446)
Balance at beginning of period, Net insurance contract liabilities	(12,488)	(12,076)
Insurance service result	33	92
Insurance finance income (expense)	(2,504)	127
Cash flows:
Premiums received	(4,443)	(4,128)
Claims and other insurance service expenses paid	3,487	3,084
Insurance acquisition cash flows and other	373	367
Total cash flows	(583)	(677)
Other movements	91	46
Balance at end of period, Insurance contract assets	1,824	1,591
Balance at end of period, Insurance contract liabilities	(17,275)	(14,079)
Balance at end of period, Net insurance contract liabilities	(15,451)	(12,488)
Insurance contracts measured using GMM and VFA [member] | Risk adjustment for non- financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	(544)	(508)
Balance at beginning of period, Insurance contract liabilities	(1,759)	(1,726)
Balance at beginning of period, Net insurance contract liabilities	(2,303)	(2,234)
Insurance service result	13	30
Insurance finance income (expense)	(324)	(55)
Cash flows:
Other movements	60	(44)
Balance at end of period, Insurance contract assets	(568)	(544)
Balance at end of period, Insurance contract liabilities	(1,986)	(1,759)
Balance at end of period, Net insurance contract liabilities	(2,554)	(2,303)
Insurance contracts measured using GMM and VFA [member] | CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balance at beginning of period, Insurance contract assets	(565)	(428)
Balance at beginning of period, Insurance contract liabilities	(2,195)	(2,312)
Balance at beginning of period, Net insurance contract liabilities	(2,760)	(2,740)
Insurance service result	176	217
Insurance finance income (expense)	(128)	(312)
Cash flows:
Other movements	(79)	75
Balance at end of period, Insurance contract assets	(719)	(565)
Balance at end of period, Insurance contract liabilities	(2,072)	(2,195)
Balance at end of period, Net insurance contract liabilities	$ (2,791)	$ (2,760)